SHAREHOLDERS' EQUITY (Schedule of Options Outstanding by Exercise Price Range) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	3,580,793
Weighted Average Remaining Contractual Life (years)	4 years 4 months 20 days
Weighted average exercise price	$ 23.54
Options exercisable as of December 31, 2014	1,033,306
Weighted average exercise price of options exercisable	$ 25.51
0.26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	1,196,978
Weighted Average Remaining Contractual Life (years)	4 years 7 months 10 days
Weighted average exercise price	$ 0.26
Options exercisable as of December 31, 2014	212,303
Weighted average exercise price of options exercisable	$ 0.26
Range of exercise price, lower	$ 0.26
0.69 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	7,147
Weighted Average Remaining Contractual Life (years)	5 years 4 days
Weighted average exercise price	$ 0.69
Options exercisable as of December 31, 2014	6,806
Weighted average exercise price of options exercisable	$ 0.69
Range of exercise price, lower	$ 0.69
$ 4.88-6.87 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	5,087
Weighted Average Remaining Contractual Life (years)	1 year 4 months 20 days
Weighted average exercise price	$ 5.78
Options exercisable as of December 31, 2014	5,087
Weighted average exercise price of options exercisable	$ 5.78
Range of exercise price, lower	$ 4.88
Range of exercise price, upper	$ 6.87
$ 10.28-14.60 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	18,324
Weighted Average Remaining Contractual Life (years)	3 years 8 months 8 days
Weighted average exercise price	$ 13.00
Options exercisable as of December 31, 2014	18,324
Weighted average exercise price of options exercisable	$ 13.00
Range of exercise price, lower	$ 10.28
Range of exercise price, upper	$ 14.60
$ 16.60-21.41 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	20,304
Weighted Average Remaining Contractual Life (years)	4 years 9 months 18 days
Weighted average exercise price	$ 18.47
Options exercisable as of December 31, 2014	19,542
Weighted average exercise price of options exercisable	$ 18.50
Range of exercise price, lower	$ 16.60
Range of exercise price, upper	$ 21.41
$ 25.01-37.12 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	1,357,155
Weighted Average Remaining Contractual Life (years)	3 years 6 months 18 days
Weighted average exercise price	$ 33.03
Options exercisable as of December 31, 2014	636,713
Weighted average exercise price of options exercisable	$ 32.14
Range of exercise price, lower	$ 25.01
Range of exercise price, upper	$ 37.12
$ 37.86-40.32 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding as of December 31, 2014	975,798
Weighted Average Remaining Contractual Life (years)	5 years 3 months 22 days
Weighted average exercise price	$ 39.48
Options exercisable as of December 31, 2014	134,531
Weighted average exercise price of options exercisable	$ 38.69
Range of exercise price, lower	$ 37.86
Range of exercise price, upper	$ 40.32